Capital management - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Contracts under financial covenants	R$ 279,828	R$ 446,005